CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (5,928)	$ (3,033)	$ 35,076
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,608	10,991	10,291
Capital loss from disposal of property and equipment and impairment of held for sale asset	771	651	181
Stock-based compensation of options	2,220	1,304	1,282
Accrued severance pay, net	136	26	242
Deferred taxes, net	(627)	1,744	(867)
Decrease (increase) in trade receivables, net	(11,162)	(11,205)	19,332
Decrease (increase) in contract assets	2,481	21,412	(18,489)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	(3,445)	(247)	8,941
Decrease (increase) in inventories	(5,416)	2,449	(5,050)
Decrease in trade payables	(259)	(711)	(157)
Increase (decrease) in accrued expenses	549	(1,482)	(7,463)
Increase (decrease) in advances from customers and deferred revenues	5,929	(917)	(1,535)
Increase (decrease) in other liabilities	13,957	(2,079)	1,376
Net cash provided by operating activities	10,814	18,903	43,160
Cash flows from investing activities:
Purchase of property and equipment	(12,793)	(8,933)	(4,716)
Repayment of (investment in) short-term deposits	2,159	(2,159)	0
Investment in financial instrument	(1,536)	0	0
Receipts from sale of held for sale asset	4,006	0	0
Net cash used in investing activities	(8,164)	(11,092)	(4,716)
Cash flows from financing activities:
Dividend payment	0	(35,003)	(19,999)
Repayment of long-term loans	0	(4,000)	(4,096)
Net cash used in financing activities	0	(39,003)	(24,095)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	32	(303)	(360)
Increase (decrease) in cash, cash equivalents and restricted cash	2,682	(31,495)	13,989
Cash, cash equivalents and restricted cash at the beginning of the year	84,463	115,958	101,969
Cash, cash equivalents and restricted cash at the end of the year (a)	87,145	84,463	115,958
Supplementary disclosure of cash flows activities:
Interest	0	98	293
Taxes on income	2,442	1,191	1,084
(B) Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	2,507	2,426	285
Reclassification from property and equipment to inventories	0	0	155
New operating lease assets obtained in exchange for operating lease liabilities	1,768	913	3,175
Dividends declared	$ 0	$ 0	$ 35,003